INVESTMENTS (Details Narrative)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 17, 2018 shares	Feb. 10, 2017
Equity interest acquired, percentage						100.00%			100.00%
Gain on exchange of equity investments, net of unrealized loss on change in fair value	$ 1,826,160		$ 1,826,160
Unrealized loss on exchange of investment			126,840
Marathon Global Inc [Member]
Gain on exchange of investment			$ 1,953,000
Marathon Global Inc [Member] | Distribution and Equity Acquisition Agreement [Member]
Equity interest acquired, percentage	33.33%		33.33%
Cash received upon repayment for purchase common stock				$ 2,000,000
Sale of stock, number of shares issued for distribution services | shares			5,000,000	5,000,000
Carrying value of investment	$ 0		$ 0
Marathon Global Inc [Member] | Distribution and Equity Acquisition Agreement [Member] | Gross Sales [Member]
Cash received upon gross sales				$ 2,750,000
Gross sales			6,500,000
Marathon Global Inc [Member] | Distribution and Equity Acquisition Agreement [Member] | Gross Sales One [Member]
Cash received upon gross sales				$ 2,750,000
Gross sales			$ 13,000,000
Kaneh Bosm Biotechnology Inc [Member] | Share Exchange Agreement [Member]
Transfer of shares | shares								2,500,000
Kaneh Bosm Biotechnology Inc [Member] | Share Exchange Agreement [Member] | Canadian Securities Exchange [Member]
Exchange of shares | shares								5,000,000